Related Party Balances and Transactions (Details) - Schedule of maturities - Dec. 31, 2008 $ in Millions	CNY (¥)	USD ($)
Schedule of maturities [Abstract]
2020	¥ 70,987,603	$ 10,175,683
2021	16,038,186	2,298,986
Total	¥ 87,025,789	$ 12,474,669